Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for bad debts		$ 947	$ 1,172	$ 968
Preferred stock, authorized		10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		100,000,000	100,000,000	275,000,000
Common stock, shares issued		451,919	356,641	69,726
Common stock, shares outstanding		451,919	356,641	69,726
Series B convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Preferred stock, issued			0	3
Preferred stock outstanding			0	3
Series C convertible preferred stock
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued		95,388	95,388	95,388
Preferred stock outstanding		95,388	95,388	95,388